Employee benefits expensed (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Employee benefits expensed [abstract]
Non-executive director fees	$ 195	$ 205
Executive director fees	125	125
Employee benefits expense	1,121	1,289
Share-based payments	846	1,102
Total employee benefit expense	$ 2,287	$ 2,721